RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	$ (14)	$ (12)	$ 6	$ (30)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(16)	6	2	2
Unrealized gains (losses) included in other comprehensive income	(21)	10	17	26
Reclassification adjustments recognized in net income	(12)	(4)	(31)	0
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	(22)	6	2	12
Unrealized gains (losses) hedging instruments included in other comprehensive income	(7)	25	33	38
Reclassification adjustments recognized in net income	(16)	(8)	(38)	(7)
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	(17)	(19)	(39)	(32)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(9)	(19)	(31)	(36)
Reclassification adjustments recognized in net income	4	4	7	7
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	25	(8)	79	(19)
Unrealized gains (losses) hedging instruments included in other comprehensive income	0	0	0	0
Foreign exchange gain (loss)
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	0	9	(36)	9
Foreign exchange swaps – net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	(6)	7	23	1
Investments in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ 1	$ (3)	$ (8)	$ 23